Pruco Life Insurance Company                                                  Thomas C. Castano
Vice President and Corporate Counsel
Law Department

Pruco Life Insurance Company
213 Washington Street
Newark, NJ 07102-2992
(973) 802-4708 fax: (973) 802-9560

October 13, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

Re:  Pruco Life Variable Insurance Account (File No. 811-03603)

Dear Commissioners:

On behalf of Pruco Life Insurance Company and the Pruco Life Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2010 has been transmitted to contract owners in accordance with Rule 30e-2 under the Act.

We incorporate by reference the following semi-annual report for the underlying fund:

Filer/Entity:The Prudential Series Fund, Inc.
Registration No.:811-03623
CIK No.:0000711175
Accession No.:0001193125-10-204993
Date of Filing:09/07/10

If you have any questions regarding this filing, please contact me at (973) 802-4708.

       Sincerely,

      _/s/____________________________
Thomas C. Castano

VIA EDGAR